Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Taxes Paid	$ 13,500	$ 381,000
Dividends Payable, Current	70,094	67,994
Unrecognized Tax Benefits	0
Allowance for Doubtful Accounts Receivable	7,276	7,276
Excess of Replacement or Current Costs over Stated LIFO Value	5,593,000	2,000,500
Impairment of Long-Lived Assets Held-for-use	0	0
Interest Paid	$ 0	$ 0
Trinity Industries, Inc. [Member] | Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	28.00%	35.00%
Transfer of Ownership of Life Insurance Policy to Retired Officer [Member]
Other Significant Noncash Transaction, Value of Consideration Given	$ 293,000	$ 383,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits	$ 550,282	$ 785,600